Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	Nov. 30, 2017	Nov. 30, 2016
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES
General and administrative	897	1,250	1,647	2,000	4,975	4,975
TOTAL OPERATING EXPENSES	897	1,250	1,647	2,000	4,975	4,975
OTHER INCOME
Gain on settlement of liabilities	53,675		53,675
TOTAL OTHER INCOME	53,675		53,675
NET INCOME (LOSS) BEFORE PROVISION OF INCOME TAXES	52,778	(1,250)	52,028	(2,000)	(4,975)	(4,975)
PROVISION FOR INCOME TAXES
NET INCOME (LOSS)	$ 52,778	$ (1,250)	$ 52,028	$ (2,000)	$ (4,975)	$ (4,975)
Basic and diluted income (loss) per share	$ 0.00	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average shares outstanding (Basic and diluted)	207,837,336	207,837,336	207,837,336	207,837,336	207,837,336	207,837,336